Right of Use Assets and Lease Liabilities - Summary of Gains and Losses on Lessee's Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 75,436	¥ 92,333
Interest expense on lease liabilities	4,118	3,187
Short-term leases	84,821	44,627
Total	164,375	140,147
Land [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	7,277	8,137
Buildings [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	45,852	67,321
Other [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 22,307	¥ 16,875